Trade Accounts Receivable, Net - Aging of Accounts Receivable (Detail) - Cost [member] - Trade receivables [member] - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 30,711	$ 31,822
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	24,556	24,696
0-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	2,024	3,278
31-60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	836	1,345
60-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	317	668
90-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	438	244
120+ days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 2,540	$ 1,591